LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2018
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.LONG-TERM INVESTMENTS

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

	As of March 31,
	2017	2018

Cost method investments (1)	$46,724	$50,626
Equity method investments (2)	127,233	138,330
Available-for-sale investments (3)	6,801	7,860

	$180,758	$196,816

(1)	Cost method investments

Pursuant to a co-operation agreement with shareholder of Xi’an Puhui Physical Examination Co., Ltd. (“Xi’an Puhui”) in November 2015, the Group invested 23.1% equity interest of Xi’an Puhui, which operates fifteen medical clinics in Xi’an, Zhengzhou and other six cities, with a cash consideration of approximately $32,090. The transaction was closed in December 2015. The Group has no representative on Xi’an Puhui’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of Xi’an Puhui. The Group used cost method to account for this investment.

In May 2015, the Group invested 1.8% equity interests of American Well Corporation (“AW”), a Delaware company with a cash consideration of approximately $13,500. The Group used cost-method to account for the investment as the Group has no representative on AW’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of AW.

In September 2015, March 2016, and October 2016, the Group acquired minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares with cash consideration of $2,000, $993, $232 respectively. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees.

In December 2017, the Group sold and disposed two early-stage subsidiaries to a related party, Ningbo Meishan Bonded Port Area Aiying Xingsheng Investment LLP (“Aiying Xingsheng Fund”). After the transaction, the Group held 1% equity interest of each of these two entities, which was accounted for using cost method and the carrying value was at $66 as of March 31, 2018.

(2)	Equity method investments

In September 2015, the Group invested $10, 372 cash to acquire 21.8% equity interest of Shenzhen Topsky Jianxin Technology Co., Ltd. (“Topsky”). The transaction was closed in October 2015. The Group has two out of five representations on Topsky’s board of directors and has the ability to exercise significant influence over the operating and financial policies of Topsky. The Group accounted for this investment as equity method investment and recognized its share of loss of $931 and $315 for the years ended March 31, 2017 and 2018, respectively.

In December 2015, a share purchase agreement was signed by the Group and Worldcare International Inc., a worldwide medical institution providing innovative advisory services for various hospitals and medical organizations, pursuant to which the Group agreed to invest $4,032 cash to acquire 20% equity interest. The transaction was closed in January 2016. The Group accounted for this investment as equity method investment because the Group has one out of five representations on the investee’s board of directors and has the ability to exercise significant influence but does not have control over the investees. The Group accounted for this investment as equity method investment and recognized its share of loss of $246 and $142 for the years ended March 31, 2017 and 2018, respectively.

In February 2016, the Group completed a strategic investment in New China Life Insurance Health Investment Management Co., Ltd. (“NCI Health”), which was established by New China Life Insurance Co., Ltd. on December 13, 2012 and operates sixteen medical centers in 16 cities in China, with a total cash consideration of $119,363. After the investment, the Group holds 45% equity interest in NCI Health. The Group has two out of five representations on NCI Health’s board of directors and has the ability to exercise significant influence but does not have control over NCI Health and used the equity method to account for the investment. The Group recognized its share of loss of $7,985 and $1,536 for the years ended March 31, 2017 and 2018, respectively. NCI Health’s audited financial statements for the year ended December 31, 2017 are included in this annual report in accordance with Regulation S-X Rule 3-09.

In December 2017, the Group, together with three other parties, entered into partnership agreement to establish AVIC Partnership, a limited partnership, to invest in the healthcare section, with total registered capital amounted to $80,031 (equivalent to RMB502,000,000). Ligang Capital Investment (Shenzhen) Co. Ltd.(“Ligang Capital”), an entity owned by the Group’s founder, also invested in the partnership as one of the general partners. The Group subscribed $11,160 (equivalent to RMB70,000,000) as a junior limited partner, but had not made the capital contribution as of March 31, 2018.

The Group signed agreements with AVIC Partnership in December 2017 to sell 25% of its equity interest in NCI Health to AVIC Partnership for a total consideration of $ 65,321 (equivalent to RMB 425,000,000). The Company will purchase back the 25% equity interest in NCI Health in three years at the above purchase price plus interest at an annual rate of 10%. The above transaction did not have any impact over the Company’s voting right on NCI Health, and the Company still had the ability to exercise significant influence of NCI Health. The transaction was a financing arrangement and the Company continued to account for its investment in NCI Health as equity investment with 45% equity interest holdings in NCI Health for the year ended March 31, 2018. (Please refer to Note 13.a).

The Group purchased 40% equity interest of Beijing Minzhong Clinic Co., Ltd. (“Beijing MZ”) with a total cash consideration of $12,407. The transaction was closed in March 2016. The Group has one out of three representations on Beijing MZ’s board of directors and has the ability to exercise significant influence but does not have control over Beijing MZ and used the equity method to account for the investment. The Group recognized its share of loss of $385 and $455 for the years ended March 31, 2017 and 2018.

In August 2016, the Group invested 49% equity interest of Shanghai Changqingshu Health Management Co., Ltd. (“Changqingshu”) with a total cash consideration of $712. The transaction was closed in November 2016. The Group has two out of five representations on Changqingshu’s board of directors and has the ability to exercise significant influence over the operating and financial policies of Changqingshu but does not have control over Changqingshu and used the equity method to account for the investment. The Group did not recognize its share of income or loss for the years ended March 31, 2017 and 2018 as they were immaterial.

In December 2017, the Group invested $768 cash to acquire 9.96% equity interest of Aiying Xingsheng Fund, as a junior limited partner. Ligang Capital, an entity owned by the Group’s founder serves as one of the general partners of Aiying Xingsheng Fund. The other general partner of Aiying Xingsheng Fund is a related party of the preferred limited partner to Aiying Xingsheng Fund whom holds veto power on investment decisions made by the Investment Committee of Aiying Xingsheng Fund. The Group does not have control over Aiying Xingsheng Fund and used equity method to account for the investment. The Group did not recognize its share of loss for the year ended March 31, 2018 as it was immaterial.

In part of the investment on Aiying Xingsheng Fund, medical centers owned and operated by Aiying Xingsheng Fund will be transferred to the Group firstly or other third parties at tentative agreed price equals to its original costs plus an annual rate of 15% or the price then agreed by partners of Aiying Xingsheng Fund during the exit period.

The Group summarizes the condensed financial information below for the Group’s equity method investments as a group in accordance with Rule 4-08 of Regulation S-X. The summarized financial information of the equity method investments were as follows:

	As of March 31,
	2017	2018

Current assets	$166,991	$179,377
Non-current assets	32,205	30,562
Current liabilities	35,167	39,094
Non-current liabilities	135	64

	For the years ended March 31,
	2016	2017	2018

Total revenues	$52,185	$56,253	$65,771
Gross profit	16,580	17,503	21,803
Loss from operations	(23,094)	(23,070)	(19,794)
Net loss	(23,181)	(22,657)	(5,399)

(3)	Available-for-sale investments

In June 2015, the Group acquired 20% equity interest in Shanghai Shenmin Medical Technology Company Limited, with a cash consideration of $1,897, which is a medical technology company incorporated under the laws of the PRC. The investment was classified as available-for-sale investments since it can be redeemed at the option of the Group once the redeemable events occurred and measured subsequently at fair value. The change in fair value are recorded in other comprehensive income. There was no unrealized gain or loss recognized for the years ended March 31, 2017 and 2018.

In June 2015, the Group invested $5,000 in China Medonline Inc. (“HDF”), a company engaged in providing on-line medical services, for 1% equity ownership interests on an as-converted basis. The investment was classified as available-for-sale investments since it can be redeemed at the option of the Group once the redeemable events occurred, and measured subsequently at fair value. $161 unrealized loss and $885 unrealized gain, net of tax, were recorded in other comprehensive income for the years ended March 31, 2017 and 2018, respectively.